INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 11 - INTANGIBLE ASSETS

	1 January				Acquisition	31 December
	2022	Additions(*)	Disposals	Transfer	of subsidiary	2022

Cost:
Acquired software and rights	353,486	66,528	—	4,787	550	425,351
Website development costs (**)	748,312	586,727	—	—	—	1,335,039
Goodwill	—	-	—	—	173	173
Other (***)	4,285	5,811	—	(4,787)	—	5,309

Total	1,106,083	659,066	—	—	723	1,765,872

Accumulated amortization:
Acquired software and rights	(304,745)	(20,228)	—	—	—	(324,973)
Website development costs	(395,947)	(199,139)	—	—	—	(595,086)

Total	(700,692)	(219,367)	—	—	—	(920,059)

Net book value	405,391					845,813
(*)	Personnel bonus provision related to direct employee costs amounting to TRY28,134 thousand is capitalized as part of the website development costs as of 31 December 2022 (2021: TRY22,593 thousand).
(**)	Website development costs include projects under development amounting to TRY69,458 thousand (2021: TRY26,968 thousand) which are not amortised yet as of 31 December 2022.

(***)Other mainly includes construction in progress which are transferred to acquired software and rights upon completion of projects.

	1 January			31 December
	2021	Additions	Disposals	2021

Cost:
Acquired software and rights	332,306	23,041	(1,861)	353,486
Website development costs	464,335	283,977	—	748,312
Other	3,403	906	(24)	4,285

Total	800,044	307,924	(1,885)	1,106,083

Accumulated amortization:
Acquired software and rights	(272,878)	(33,319)	1,452	(304,745)
Website development costs	(289,443)	(106,528)	24	(395,947)

Total	(562,321)	(139,847)	1,476	(700,692)

Net book value	237,723			405,391

There is no collateral, pledge or mortgage on intangible assets as of 31 December 2022 (2021: None).